SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment Depreciation Rates
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

	%

Computers and software	20 - 33	(Mainly 33%)
Office furniture and equipment	6 - 15	(Mainly 10%)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15
Real estate	4

Schedule of Weighted Average Assumptions
The fair value for options granted in 2013 and 2012 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2013	2012	2011

Risk-free interest	0.93%	1.34%	1.17%
Dividend yields	0%	0%	0%
Volatility	89%	83%	96%
Expected option term	3.5 years	3 years	3.83 years
Forfeiture rate	0%	0%	24%

Schedule of Stock-Based Compensation Expense
During 2013, 2012 and 2011, the Company recognized stock-based compensation expense related to employee and director stock options as follows:

	Year ended December 31,
	2013	2012	2011

Selling and marketing	$-	$-	$8
General and administrative	23	23	161

Total stock-based compensation expense	$23	$23	$169